Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified		Preferred Stock [Member]	Common Stock [Member]	Capital Surplus [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	[1]	$ 133,542	$ 545	$ 184,350	$ 26,482	$ (110)		$ 344,809
Balance, shares at Dec. 31, 2008	[1]	141,163	875,592
Comprehensive income:
Net income (loss)					(201,450)			(201,450)
Change in unrealized gain on securities available for sale						513		513
Reclassification adjustment for securities gains included in net income						(1,149)		(1,149)
Total comprehensive loss								(202,086)
Regional board fees			1	163				164
Regional board fees, shares			2,947
Exercise of stock options			2	611				613
Exercise of stock options, shares			3,450
Dividend reinvestment			1	530				531
Dividend reinvestment, shares			2,750
Stock-based compensation			2	628				630
Stock-based compensation, shares			3,231
Private placement			3	303				306
Private placement, shares			5,471
Common stock repurchased			(1)	(543)				(544)
Common stock repurchased, shares			(2,793)
Amortization of fair market value adjustment		403						403
Tax benefit of stock option exercises				142				142
Stock financed				(7,500)				(7,500)
Preferred stock dividend declared and amortization of preferred stock discount		1,025			(8,689)			(7,664)
Common stock cash dividends ($5.50 per share)					(4,791)			(4,791)
Change in stock financed								(7,500)
Balance at Dec. 31, 2009		134,970	553	178,684	(188,448)	(746)		125,013
Balance, shares at Dec. 31, 2009		141,163	890,648
Comprehensive income:
Net income (loss)					(211,339)		983	(210,356)
Change in unrealized gain on securities available for sale						1,559		1,559
Reclassification adjustment for securities gains included in net income						(468)		(468)
Total comprehensive loss								(209,265)
Stock-based compensation				157				157
Amortization of fair market value adjustment		302			(302)
Preferred stock dividend declared and amortization of preferred stock discount		827			679			1,506
Stock offering, net of issuance costs			286	259,974				260,260
Stock offering, net of issuance costs, shares			28,525,911
Rights offering			10	9,731				9,741
Rghts offering, shares			974,091
Conversion of preferred stock to common stock		(136,099)	30	24,332	111,737
Conversion of preferred stock to common stock, shares		(141,163)	3,001,262
Change in par value from $0.625 to $0.01			(545)	545
Forfeiture of non-vested stock				(38)				(38)
Forfeiture of non-vested stock, shares			(436)
Change in stock financed				4,000				4,000
Distributed non-controlling interest					(8)		(571)	(579)
Balance at Dec. 31, 2010			334	477,385	(287,681)	345	412	190,795
Balance, shares at Dec. 31, 2010			33,391,476
Comprehensive income:
Net income (loss)					(98,614)		612	(98,002)
Change in unrealized gain on securities available for sale						7,513		7,513
Reclassification adjustment for securities gains included in net income						(1,481)		(1,481)
Total comprehensive loss								(91,970)
Stock-based compensation				110				110
Stock offering, net of issuance costs			12	15,503				15,515
Stock offering, net of issuance costs, shares			1,169,789
Forfeiture of non-vested stock, shares			(120)
Distributed non-controlling interest							(782)	(782)
Balance at Dec. 31, 2011			$ 346	$ 492,998	$ (386,295)	$ 6,377	$ 242	$ 113,668
Balance, shares at Dec. 31, 2011			34,561,145

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.